SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor and Issuer, Guaranteed Security [Line Items]
Share based compensation	$ 252	$ 431	$ 483
Total	2,723	2,482	2,447
Security Matters Limited [Member] | General and administrative expenses [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Professional services	1,105	1,089	1,257
Wages and salaries related	935	752	409
Travel expenses	223		65
Office and maintenance	145	116	120
Share based compensation	137	331	436
Insurance	60	102	101
Depreciation and amortization	35	28	16
Other	83	64	43
Total	$ 2,723	$ 2,482	$ 2,447